Financial Risk Management - Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EUR [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%	5.00%
Increase effect on profit before tax	$ 924	$ 274
Increase effect on shareholders' equity	$ 924	$ 274
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (924)	$ (274)
Decrease effect on shareholders' equity	$ (924)	$ (274)
GBP [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%	5.00%
Increase effect on profit before tax	$ 98	$ 193
Increase effect on shareholders' equity	$ 98	$ 193
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (98)	$ (193)
Decrease effect on shareholders' equity	$ (98)	$ (193)
CHF [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)	5.00%
Increase effect on profit before tax	$ 474
Increase effect on shareholders' equity	$ 474
Decrease exchange rate vs CHF (2016) and USD (2017)	(5.00%)
Decrease effect on profit before tax	$ (474)
Decrease effect on shareholders' equity	$ (474)
USD [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs CHF (2016) and USD (2017)		5.00%
Increase effect on profit before tax		$ 349
Increase effect on shareholders' equity		$ 349
Decrease exchange rate vs CHF (2016) and USD (2017)		(5.00%)
Decrease effect on profit before tax		$ (349)
Decrease effect on shareholders' equity		$ (349)